Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) per share (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock
Numerator:
Allocation of net income (loss)	$ (6,978,778)	$ 2,562,198
Denominator:
Weighted average shares outstanding, ordinary shares, Basic	6,052,632	23,000,000
Weighted average shares outstanding, ordinary shares, Diluted	6,052,632	23,000,000
Basic net income (loss) per ordinary share	$ (1.15)	$ 0.11
Diluted net income (loss) per ordinary share	$ (1.15)	$ 0.11
Class B ordinary share
Numerator:
Allocation of net income (loss)	$ (5,992,646)	$ 640,550
Denominator:
Weighted average shares outstanding, ordinary shares, Basic	5,197,368	5,750,000
Weighted average shares outstanding, ordinary shares, Diluted	5,197,368	5,750,000
Basic net income (loss) per ordinary share	$ (1.15)	$ 0.11
Diluted net income (loss) per ordinary share	$ (1.15)	$ 0.11